Fair Value Measurements and Financial Instruments - Narrative (Details)	Dec. 31, 2023 $ / shares	Jan. 25, 2022 $ / shares	Jan. 24, 2022 $ / shares
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, term	3 years 1 month 6 days
Sponsor Earnout | Measurement Input, Option Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	0.639
Sponsor Earnout | Measurement Input, Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	0.040
PIPE Warrant | Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, term	3 years 1 month 6 days
PIPE Warrant | Warrant Liability | Measurement Input, Option Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	0.639
PIPE Warrant | Warrant Liability | Measurement Input, Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	0.040
Liberty Warrants and Liberty Advisory Fee Warrant liability | Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, term	3 years 1 month 6 days
Liberty Warrants and Liberty Advisory Fee Warrant liability | Warrant Liability | Measurement Input, Option Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	0.638
Liberty Warrants and Liberty Advisory Fee Warrant liability | Warrant Liability | Measurement Input, Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input	0.040
$8.63 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant price (in dollars per share)	$ 8.63	$ 8.63	$ 11.50